Financial expense, net (Tables)	3 Months Ended
Mar. 31, 2023
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the three-month periods ended March 31, 2023 and 2022:

	For the three-month period ended March 31,
	2023	2022
Financial income	($ in thousands)
Interest income from loans and credits	365	383
Interest rate gains on derivatives: cash flow hedges	7,632	609
Total	7,997	992

Financial expense
	For the three-month period ended March 31,
	2023	2022
Financial expense	($ in thousands)
Interest on loans and notes	(83,288)	(71,126)
Interest rates losses derivatives: cash flow hedges	(1,564)	(12,276)
Total	(84,852)	(83,402)

Other financial income and expenses
The following table sets out Other financial income and expenses for the three-month periods ended March 31, 2023, and 2022:

	For the three-month period ended March 31,
Other financial income / (expenses)	2023	2022
	($ in thousands)
Other financial income	4,208	4,124
Other financial losses	(9,492)	(5,254)
Total	(5,284)	(1,130)